Other income and expenses, net (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Stoppages for asset maintenance and pre-operating expenses	$ (660)	$ (700)	$ (1,295)	$ (1,352)
Equalization of expenses - Production Individualization Agreements (1)	(672)	(14)	(676)	(24)
Pension and medical benefits - retirees (2)	(324)	(1,293)	(639)	(1,602)
Variable compensation programs (3)	(305)	(235)	(595)	(490)
Losses with legal, administrative and arbitration proceedings	(125)	(240)	(326)	(521)
Collective bargaining agreement (4)	(214)	(6)	(214)	(8)
Operating expenses with thermoelectric power plants	(57)	(53)	(112)	(119)
Institutional relations and cultural projects	(62)	(44)	(98)	(71)
Gains (losses) with commodities derivatives	9	19	11	24
Results from co-participation agreements in bid areas	(20)	55	50	103
Results on disposal/write-offs of assets	14	124	71	286
Ship/take or pay agreements	68	41	97	88
Results of non-core activities	126	83	224	122
Early termination and changes to cash flow estimates of leases	144	77	301	146
Others	(140)	259	93	447
Total	$ (2,218)	$ (1,927)	$ (3,108)	$ (2,971)